Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 114,024	$ (9,850)	$ (430,930)	$ (17,428)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1	1,342	1,576	737
Deferred loss on sales to equity method investments		185		(174)
Foreign exchange transaction loss (gain)	375	(607)	(367)	484
Share of (gain) loss from equity method investments	(1,154)	1,279	52,452	(1,513)
Loss on sale of equipment	2
Gain on deconsolidation of FCG			(27,402)
Change in deferred tax asset		(3)	(26)
Credit loss expense	12	254	5,965
Intangible asset impairment			2,377
Change in fair value of earnouts	(118,615)		345,413
Change in fair value of warrants	(208)		2,972
Share based compensation expense	346		68
Loss on disposal of fixed assets				9
Changes in assets and liabilities:
Accounts receivable, net	(1,133)	(845)	(3,830)	(986)
Other current assets	73	(89)	(904)	(453)
Inventories		(107)		203
Contract assets		(2,215)	466	(2,228)
Capitalization of ride media content		(60)	(78)	(1,250)
Deferred transaction costs		(465)	1,842	(1,842)
Long term receivable – related party		(1,227)
Operating lease assets and liabilities			(23)
Other non-current assets	(58)	26	(1,006)	(126)
Accounts payable	2,669	1,794	3,791	4,305
Accrued expenses and other current liabilities	(102)	3,791	18,850	2,296
Other long-term payables			5,500	(70)
Contract liabilities		299	(128)	(1,254)
Net cash used in operating activities	(3,768)	(6,498)	(23,422)	(19,290)
Cash flows from investing activities
Purchase of property and equipment	(4)	(133)	(308)	(320)
Short-term advances to affiliates	(2,094)
Proceeds from sale of equipment	2		4
Cash inflow on deconsolidation of FCG			2,577
Investments and advances to equity method investments			(1,991)	(25,790)
Principal payments on notes receivable				349
Advances to related party				(500)
Net cash provided by (used in) investing activities	(2,096)	(133)	282	(26,261)
Cash flows from financing activities
Principal payment on finance lease obligation		(40)	(106)	(185)
Proceeds from debt – related party	7,221			7,250
Proceeds from debt – third party	1,250
Repayment of debt – related party	(1,182)	(222)	(3,310)	(138)
Repayment of debt – third party	(427)	(416)	(1,709)	(1,455)
Proceeds from related party credit facilities	4,650	3,000	18,439	7,200
Repayment of related party credit facilities	(5,392)	(2,500)	(4,146)
Proceeds from exercised warrants	111		4,173
Equity contributions – issuance of Predecessor membership units			1,791	38,209
Net cash provided by (used in) financing activities	6,231	(178)	15,132	50,881
Net increase (decrease) in cash and cash equivalents	367	(6,809)	(8,008)	5,330
Foreign exchange impact on cash	11	(6)	314	(55)
Cash and cash equivalents – beginning of period	672	8,366	8,366	3,091
Cash and cash equivalents at end of year	1,050	1,551	672	8,366
Supplemental disclosures:
Cash paid for interest	207	456	1,341	606
Non-cash activities:
Debt to equity conversion – principal (See Note 10)			11,893	19,846
Debt to equity conversion – accrued interest (See Note 10)			131	154
Warrants to equity conversion			6,809
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities (all operating lease assets and liabilities have been deconsolidated as of July 27, 2023)		514	514
Conversion of warrants to common shares, Class A	7,137
Conversion of Class B Common Stock to Class A Common Stock	$ 14,733
Finance lease right-of-use assets obtained in exchange for new finance lease liabilities (all new finance lease assets and liabilities have been deconsolidated as of July 27, 2023)			$ 35